CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $)	Dec. 31, 2014	Nov. 18, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Land	$ 4,829,573		$ 1,895,117
Real property interests	183,378,480		168,800,789
Total land and real property interests	188,208,053		170,695,906
Accumulated amortization of real property interest	(5,873,199)		(2,848,040)
Land and net real property interests	182,334,854		167,847,866
Investments in receivables, net	8,665,274		9,085,281	9,743,976
Cash and cash equivalents	311,108		1,037,327	25,248,137	158,559
Rent receivables, net	80,711		112,115
Due from Landmark and affiliates	659,722		648,701
Deferred loan cost, net	2,838,879		3,240,779
Deferred rent receivable	285,790		173,812
Derivative assets			455,561
Other intangible assets, net	4,677,499		4,371,416
Other assets	399,222
Total assets	200,253,059		186,972,858
Liabilities and equity
Revolving credit facility	74,000,000
Secured debt facilities			89,336,688
Accounts payable and accrued liabilities	141,508		945,664
Due to Landmark and affiliates			583,689
Other intangible liabilities, net	7,328,741		6,192,391
Prepaid rent	1,532,372		1,346,060
Derivative liabilities	289,808		193,101
Total liabilities	83,292,429		98,597,593
Commitments and contingencies
Equity	116,960,630	97,292,837	88,375,265	107,416,458	33,634,317
Total liabilities and equity	$ 200,253,059		$ 186,972,858